EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Net income attributable to Longevity Market Assets	$903,361	$9,992,004	$15,739,009	$21,507,702
Weighted-average shares used in computing net income per share, basic and diluted	63,349,823	50,369,350	54,632,826	50,369,350
Basic and diluted earnings per share:	$0.01	$0.20	$0.29	$0.43